UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 28, 2015

CLEARBRIDGE

AGGRESSIVE GROWTH FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Aggressive Growth Fund for the six-month reporting period ended February 28, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

March 27, 2015

II	ClearBridge Aggressive Growth Fund

Investment commentary

Economic review

The U.S. economy expanded at a solid pace during the six months ended February 28, 2015 (the “reporting period”). The U.S. Department of Commerce reported that in the second quarter of 2014, U.S. gross domestic product (“GDP”)i growth was 4.6%. GDP growth was driven by several factors, including an acceleration in personal consumption expenditures (“PCE”), increased private inventory investment and exports, as well as an upturn in state and local government spending. The economy continued to gain momentum as third quarter GDP growth was 5.0%, its strongest reading since the third quarter of 2003. This was driven by contributions from PCE, exports, nonresidential fixed investment and government spending. After the reporting period ended, the U.S. Department of Commerce reported that fourth quarter 2014 GDP growth was 2.2%. The deceleration in growth primarily reflected an upturn in imports, a downturn in federal government spending and moderating nonresidential fixed investments.

The U.S. manufacturing sector was another tailwind for the economy. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The PMI reached a high of 59.0 in August, its best reading since March 2011. Manufacturing activity then moderated over the balance of the reporting period and the PMI was 52.9 in February 2015.

The improving U.S. job market was one of the factors supporting the overall economy during the reporting period. When the period began, unemployment was 5.9%, as reported by the U.S. Department of Labor. Unemployment generally declined during the reporting period and fell to 5.5% in February 2015, the lowest level since May 2008.

ClearBridge Aggressive Growth Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. The Fed also ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” Finally, at its meeting that ended on March 18, 2015, after the reporting period ended, the Fed removed “patient” from its statement regarding when it may raise rates. Rather, the Fed said it “… anticipates that it will be appropriate to raise the target range for the federal funds rate when it has seen further improvement in the labor market and is reasonably confident that inflation will move back to its 2 percent objective over the medium term.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market generated positive results over the six months ended February 28, 2015. Stocks got off to a weak start, with the market declining in September as investor risk aversion increased. This proved to be a temporary downturn, however, as the market moved higher in October and November, given signs that the economy was gaining momentum and corporate profits often exceeded expectations. After treading water in December, the stock market fell sharply in January 2015. This setback was triggered by several flights to quality due to concerns over global growth and geopolitical issues. The market ended the period on a positive note by rallying sharply in February, driven by strong corporate profits and robust investor risk appetite. All told, for the six months ended February 28, 2015, the S&P 500 Indexv gained 6.12%.

Looking at the U.S. stock market more closely, mid-cap stocks generated the best returns, with the Russell Midcap Indexvi returning 6.39% during the reporting period. Large-cap stocks, as measured by the Russell 1000 Indexvii, returned 6.00% and small-cap stocks, as measured by the Russell 2000 Indexviii, rose 5.70%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 8.51% and 3.39%, respectively, during the six months ended February 28, 2015.

Performance review

For the six months ended February 28, 2015, Class A shares of ClearBridge Aggressive Growth Fund, excluding sales charges, returned 3.90%. The Fund’s unmanaged benchmark, the Russell 3000 Growth Index, returned 8.51% for the same period. The Lipper Multi-Cap Growth Funds Category Average1 returned 6.84% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended February 28, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 574 funds in the Fund’s Lipper category, and excluding sales charges.

IV	ClearBridge Aggressive Growth Fund

Performance Snapshot as of February 28, 2015 (unaudited)
(excluding sales charges)	6 months
ClearBridge Aggressive Growth Fund:
Class A	3.90%
Class B2	3.33%
Class C	3.54%
Class FI	3.93%
Class R	3.77%
Class I	4.07%
Class IS	4.12%
Russell 3000 Growth Index	8.51%
Lipper Multi-Cap Growth Funds Category Average[1]	6.84%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated December 29, 2014, the gross total annual operating expense ratios for Class A, Class B, Class C, Class FI, Class R, Class I and Class IS shares were 1.15%, 2.14%, 1.84%, 1.19%, 1.42%, 0.83% and 0.72%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Financial Officer

March 27, 2015

RISKS: The Fund may invest a significant portion of its assets in small and mid-cap companies, which may be more volatile than an investment that focuses only on large-cap companies. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended February 28, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 574 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

ClearBridge Aggressive Growth Fund	V

Investment commentary (cont’d)

magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

viii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities).

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

VI	ClearBridge Aggressive Growth Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of February 28, 2015 and August 31, 2014. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2014 and held for the six months ended February 28, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.90%	$1,000.00	$1,039.00	1.12%	$5.66	Class A	5.00%	$1,000.00	$1,019.24	1.12%	$5.61
Class B	3.33	1,000.00	1,033.30	2.24	11.29	Class B	5.00	1,000.00	1,013.69	2.24	11.18
Class C	3.54	1,000.00	1,035.40	1.82	9.18	Class C	5.00	1,000.00	1,015.77	1.82	9.10
Class FI	3.93	1,000.00	1,039.30	1.07	5.41	Class FI	5.00	1,000.00	1,019.49	1.07	5.36
Class R	3.77	1,000.00	1,037.70	1.37	6.92	Class R	5.00	1,000.00	1,018.00	1.37	6.85
Class I	4.07	1,000.00	1,040.70	0.80	4.05	Class I	5.00	1,000.00	1,020.83	0.80	4.01
Class IS	4.12	1,000.00	1,041.20	0.70	3.54	Class IS	5.00	1,000.00	1,021.32	0.70	3.51

2	ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report

[1]	For the six months ended February 28, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report	3

Schedule of investments (unaudited)

February 28, 2015

ClearBridge Aggressive Growth Fund

Security	Shares	Value
Common Stocks — 89.5%
Consumer Discretionary — 16.4%
Internet & Catalog Retail — 1.1%
Liberty Interactive Corp., Interactive Series A Shares	3,908,820	$115,427,455	*
Liberty TripAdvisor Holdings Inc.	390,882	12,910,832	*
Liberty Ventures, Series A	946,598	38,034,308	*
Total Internet & Catalog Retail		166,372,595
Media — 15.3%
AMC Networks Inc., Class A Shares	3,842,299	276,722,374	*(a)
Ascent Media Corp., Class A Shares	76,760	3,375,137	*
Cablevision Systems Corp., New York Group, Class A Shares	8,772,580	164,749,052
CBS Corp., Class B Shares	784,000	46,334,400
Comcast Corp., Class A Shares	700,000	41,566,000
Comcast Corp., Special Class A Shares	11,281,880	665,010,417
DIRECTV	2,152,362	190,699,273	*
Discovery Communications Inc., Class A Shares	1,842,900	59,525,670	*
Discovery Communications Inc., Class C Shares	2,478,500	75,619,035	*
Liberty Broadband Corp., Class A Shares	1,651,682	85,986,565	*
Liberty Broadband Corp., Class C Shares	1,161,296	60,224,810	*
Liberty Global PLC, Class A Shares	697,331	37,697,714	*
Liberty Global PLC, Series C Shares	2,111,627	110,163,581	*
Liberty Media Corp., Class A Shares	1,640,394	63,261,795	*
Liberty Media Corp., Class C Shares	2,940,788	113,514,417	*
Madison Square Garden Inc., Class A Shares	2,272,183	178,025,538	*
Starz	1,178,501	39,173,373	*
Viacom Inc., Class B Shares	784,000	54,832,960
World Wrestling Entertainment Inc., Class A Shares	993,600	16,334,784
Total Media		2,282,816,895
Total Consumer Discretionary		2,449,189,490
Energy — 11.4%
Energy Equipment & Services — 5.1%
Core Laboratories NV	3,029,870	333,043,310	(a)
Frank’s International NV	130,300	2,314,128
National-Oilwell Varco Inc.	3,178,171	172,733,594
Weatherford International PLC	20,000,150	253,801,903	*
Total Energy Equipment & Services		761,892,935
Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp.	8,639,395	727,696,241
Newfield Exploration Co.	6,200,000	204,786,000	*
Total Oil, Gas & Consumable Fuels		932,482,241
Total Energy		1,694,375,176

See Notes to Financial Statements.

4	ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report

ClearBridge Aggressive Growth Fund

Security	Shares	Value
Financials — 1.2%
Capital Markets — 0.4%
Cohen & Steers Inc.	1,343,500	$55,983,645
Thrifts & Mortgage Finance — 0.8%
Astoria Financial Corp.	3,962,230	51,984,458
New York Community Bancorp Inc.	3,714,810	61,702,994
Total Thrifts & Mortgage Finance		113,687,452
Total Financials		169,671,097
Health Care — 33.6%
Biotechnology — 17.9%
Alkermes PLC	1,052,000	73,903,000	*
Amgen Inc.	4,855,620	765,828,386
Biogen Idec Inc.	3,292,304	1,348,494,795	*
ImmunoGen Inc.	860,750	6,541,700	*
Isis Pharmaceuticals Inc.	2,631,000	180,381,360	*
ProQR Therapeutics NV	294,300	5,541,669	*
Spark Therapeutics Inc.	149,464	8,607,632	*
Vertex Pharmaceuticals Inc.	2,348,240	280,450,303	*
Total Biotechnology		2,669,748,845
Health Care Equipment & Supplies — 1.3%
Medtronic PLC	2,390,430	185,473,464
Wright Medical Group Inc.	360,535	8,879,977	*
Total Health Care Equipment & Supplies		194,353,441
Health Care Providers & Services — 6.5%
UnitedHealth Group Inc.	8,504,060	966,316,338
Pharmaceuticals — 7.9%
Actavis PLC	2,747,989	800,654,075	*
Agios Pharmaceuticals Inc.	203,800	21,863,664	*
Mallinckrodt PLC	312,556	36,481,536	*
Teva Pharmaceutical Industries Ltd., ADR	345,170	19,681,594
Valeant Pharmaceuticals International Inc.	1,536,988	303,524,390	*
Total Pharmaceuticals		1,182,205,259
Total Health Care		5,012,623,883
Industrials — 7.6%
Aerospace & Defense — 1.4%
Engility Holdings Inc.	256,057	9,243,658
L-3 Communications Holdings Inc.	1,521,345	196,907,683
Total Aerospace & Defense		206,151,341

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

February 28, 2015

ClearBridge Aggressive Growth Fund

Security	Shares	Value
Commercial Services & Supplies — 3.0%
ADT Corp.	4,792,865	$187,976,165
Tyco International PLC	6,335,730	267,494,521
Total Commercial Services & Supplies		455,470,686
Construction & Engineering — 1.4%
Fluor Corp.	3,592,730	208,378,340
Machinery — 1.7%
Pall Corp.	1,947,880	196,365,783
Pentair PLC	812,382	53,999,031
Total Machinery		250,364,814
Trading Companies & Distributors — 0.1%
NOW Inc.	557,042	11,837,143	*
Total Industrials		1,132,202,324
Information Technology — 17.8%
Communications Equipment — 0.2%
ARRIS Group Inc.	1,123,743	33,015,569	*
Electronic Equipment, Instruments & Components — 1.7%
Dolby Laboratories Inc., Class A Shares	849,100	34,363,077
TE Connectivity Ltd.	2,957,670	213,336,737
Total Electronic Equipment, Instruments & Components		247,699,814
Internet Software & Services — 1.4%
Facebook Inc., Class A Shares	2,650,603	209,318,119	*
Semiconductors & Semiconductor Equipment — 4.4%
Broadcom Corp., Class A Shares	7,897,440	357,201,211
Cree Inc.	5,307,990	208,391,688	*
Intel Corp.	2,799,460	93,082,045
Total Semiconductors & Semiconductor Equipment		658,674,944
Software — 3.4%
Autodesk Inc.	3,165,180	203,331,163	*
Citrix Systems Inc.	2,684,630	170,943,815	*
Nuance Communications Inc.	8,913,180	127,458,474	*
Total Software		501,733,452
Technology Hardware, Storage & Peripherals — 6.7%
SanDisk Corp.	6,391,250	510,852,613
Seagate Technology PLC	8,070,050	493,241,456
Total Technology Hardware, Storage & Peripherals		1,004,094,069
Total Information Technology		2,654,535,967

See Notes to Financial Statements.

6	ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report

ClearBridge Aggressive Growth Fund

Security		Shares	Value
Materials — 1.5%
Metals & Mining — 1.5%
Freeport-McMoRan Inc.		8,633,400	$186,740,442
Nucor Corp.		798,500	37,553,455
Total Materials			224,293,897
Total Common Stocks (Cost — $5,731,021,991)			13,336,891,834

		Rights
Rights — 0.0%
Wright Medical Group Inc., CVR (Cost — $3,631,500)		1,452,600	6,115,446	*
Total Investments before Short-Term Investments (Cost — $5,734,653,491)			13,343,007,280

	Rate	Shares
Short-Term Investments — 10.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $1,537,852,043)	0.079%	1,537,852,043	1,537,852,043
Total Investments — 99.8% (Cost — $7,272,505,534#)			14,880,859,323
Other Assets in Excess of Liabilities — 0.2%			26,497,562
Total Net Assets — 100.0%			$14,907,356,885

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At February 28, 2015, the total market value of Affiliated Companies was $609,765,684, and the cost was $364,228,608 (See Note 8).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CVR	— Contingent Value Rights

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

February 28, 2015

Assets:
Investments in unaffiliated securities, at value (Cost — $6,908,276,926)	$14,271,093,639
Investments in affiliated securities, at value (Cost — $364,228,608)	609,765,684
Receivable for Fund shares sold	64,120,802
Dividends and interest receivable	13,409,202
Prepaid expenses	333,974
Total Assets	14,958,723,301

Liabilities:
Payable for securities purchased	20,999,868
Payable for Fund shares repurchased	15,052,003
Investment management fee payable	7,516,698
Service and/or distribution fees payable	2,587,539
Trustees’ fees payable	23,929
Distributions payable	9,560
Accrued expenses	5,176,819
Total Liabilities	51,366,416
Total Net Assets	$14,907,356,885

Net Assets:
Par value (Note 7)	$692
Paid-in capital in excess of par value	7,048,366,119
Accumulated net investment loss	(15,673,994)
Accumulated net realized gain on investments	266,310,279
Net unrealized appreciation on investments	7,608,353,789
Total Net Assets	$14,907,356,885

See Notes to Financial Statements.

8	ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report

Shares Outstanding:
Class A	28,491,102
Class B	1,319,668
Class C	9,366,048
Class FI	290,805
Class R	461,774
Class I	24,253,027
Class IS	4,997,470

Net Asset Value:
Class A (and redemption price)	$213.12
Class B*	$173.15
Class C*	$179.07
Class FI (and redemption price)	$213.72
Class R (and redemption price)	$209.92
Class I (and redemption price)	$231.15
Class IS (and redemption price)	$233.02
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$226.12

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended February 28, 2015

Investment Income:
Dividends from unaffiliated investments	$64,442,577
Dividends from affiliated investments	2,005,034
Interest	426,175
Less: Foreign taxes withheld	(391,069)
Total Investment Income	66,482,717

Expenses:
Investment management fee (Note 2)	44,557,458
Service and/or distribution fees (Notes 2 and 5)	15,620,847
Transfer agent fees (Note 5)	8,207,019
Trustees’ fees	420,060
Fund accounting fees	363,489
Registration fees	204,143
Shareholder reports	94,437
Insurance	83,535
Audit and tax fees	40,004
Legal fees	28,426
Custody fees	23,920
Miscellaneous expenses	22,744
Total Expenses	69,666,082
Net Investment Loss	(3,183,365)

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	270,068,390
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated investments	392,748,658
Affiliated investments	(63,282,532)
Change in Net Unrealized Appreciation (Depreciation) From Investments	329,466,126
Net Gain on Investments	599,534,516
Increase in Net Assets from Operations	$596,351,151

See Notes to Financial Statements.

10	ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2015 (unaudited) and the Year Ended August 31, 2014	2015	2014

Operations:
Net investment loss	$(3,183,365)	$(23,192,236)
Net realized gain	270,068,390	267,567,056
Change in net unrealized appreciation (depreciation)	329,466,126	2,506,171,036
Increase in Net Assets from Operations	596,351,151	2,750,545,856

Distributions to Shareholders From (Notes 1 and 6):
Net realized gains	(255,411,657)	(71,991,166)
Decrease in Net Assets from Distributions to Shareholders	(255,411,657)	(71,991,166)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,286,657,292	3,925,278,595
Reinvestment of distributions	242,633,980	69,820,851
Cost of shares repurchased	(1,402,767,100)	(1,926,286,984)
Increase in Net Assets from Fund Share Transactions	2,126,524,172	2,068,812,462
Increase in Net Assets	2,467,463,666	4,747,367,152

Net Assets:
Beginning of period	12,439,893,219	7,692,526,067
End of period*	$14,907,356,885	$12,439,893,219
*Includesaccumulated net investment loss of:	$(15,673,994)	$(12,490,629)

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$209.22	$158.56	$127.38	$110.11	$87.14	$81.65

Income (loss) from operations:
Net investment loss	(0.10)	(0.47)	(0.03)	(0.16)	(0.27)	(0.36)
Net realized and unrealized gain	8.00	52.55	34.99	20.03	23.24	5.77
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.08
Total income from operations	7.90	52.08	34.96	19.87	22.97	5.49

Less distributions from:
Net realized gains	(4.00)	(1.42)	(3.78)	(2.60)	—	—
Total distributions	(4.00)	(1.42)	(3.78)	(2.60)	—	—

Net asset value, end of period	$213.12	$209.22	$158.56	$127.38	$110.11	$87.14
Total return[3]	3.90%	33.03%	28.19%	18.42%	26.35%	6.72%[4]

Net assets, end of period (millions)	$6,072	$5,502	$3,729	$3,009	$2,739	$2,422

Ratios to average net assets:
Gross expenses	1.12%[5]	1.15%	1.23%	1.27%	1.28%[6]	1.29%[6]
Net expenses[7]	1.12 [5]	1.15	1.23	1.27	1.28 [6]	1.29 [6]
Net investment loss	(0.10) [5]	(0.25)	(0.02)	(0.14)	(0.24)	(0.41)

Portfolio turnover rate	1%	5%	2%	8%	2%	0%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2015 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 6.63%. Class A received $2,285,684 related to this distribution.

[5]	Annualized.

[6]	The impact to the expense ratio was less than 0.01% as a result of interest expense.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

12	ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class B Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$171.69	$131.63	$107.40	$94.12	$75.18	$70.72

Income (loss) from operations:
Net investment loss	(1.02)	(1.89)	(1.22)	(1.10)	(1.11)	(1.06)
Net realized and unrealized gain	6.48	43.37	29.23	16.98	20.05	5.02
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.50
Total income from operations	5.46	41.48	28.01	15.88	18.94	4.46

Less distributions from:
Net realized gains	(4.00)	(1.42)	(3.78)	(2.60)	—	—
Total distributions	(4.00)	(1.42)	(3.78)	(2.60)	—	—

Net asset value, end of period	$173.15	$171.69	$131.63	$107.40	$94.12	$75.18
Total return[3]	3.33%	31.73%	26.93%	17.28%	25.19%	6.31%[4]

Net assets, end of period (millions)	$228	$281	$350	$396	$504	$558

Ratios to average net assets:
Gross expenses	2.24%[5]	2.14%	2.22%	2.24%	2.20%[6]	2.24%[6]
Net expenses[7]	2.24 [5]	2.14	2.22	2.24	2.20 [6]	2.24 [6]
Net investment loss	(1.24) [5]	(1.24)	(1.03)	(1.11)	(1.16)	(1.37)

Portfolio turnover rate	1%	5%	2%	8%	2%	0%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2015 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 5.60%. Class B received $4,145,432 related to this distribution.

[5]	Annualized.

[6]	The impact to the expense ratio was less than 0.01% as a result of interest expense.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class C Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$177.06	$135.30	$109.93	$95.95	$76.39	$71.90

Income (loss) from operations:
Net investment loss	(0.68)	(1.50)	(0.81)	(0.77)	(0.82)	(0.83)
Net realized and unrealized gain	6.69	44.68	29.96	17.35	20.38	5.10
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.22
Total income from operations	6.01	43.18	29.15	16.58	19.56	4.49

Less distributions from:
Net realized gains	(4.00)	(1.42)	(3.78)	(2.60)	—	—
Total distributions	(4.00)	(1.42)	(3.78)	(2.60)	—	—

Net asset value, end of period	$179.07	$177.06	$135.30	$109.93	$95.95	$76.39
Total return[3]	3.54%	32.13%	27.36%	17.68%	25.61%	6.24%[4]

Net assets, end of period (millions)	$1,677	$1,385	$861	$703	$701	$658

Ratios to average net assets:
Gross expenses	1.82%[5]	1.84%	1.88%	1.89%	1.88%[6]	1.93%[6]
Net expenses[7]	1.82 [5]	1.84	1.88	1.89	1.88 [6]	1.93 [6]
Net investment loss	(0.79) [5]	(0.94)	(0.67)	(0.76)	(0.84)	(1.05)

Portfolio turnover rate	1%	5%	2%	8%	2%	0%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2015 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 5.94%. Class C received $2,045,172 related to this distribution.

[5]	Annualized.

[6]	The impact to the expense ratio was less than 0.01% as a result of interest expense.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

14	ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class FI Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$209.75	$158.93	$127.75	$110.45	$87.43	$81.99

Income (loss) from operations:
Net investment loss	(0.04)	(0.49)	(0.08)	(0.19)	(0.31)	(0.42)
Net realized and unrealized gain	8.01	52.73	35.04	20.09	23.33	5.86
Total income from operations	7.97	52.24	34.96	19.90	23.02	5.44

Less distributions from:
Net realized gains	(4.00)	(1.42)	(3.78)	(2.60)	—	—
Total distributions	(4.00)	(1.42)	(3.78)	(2.60)	—	—

Net asset value, end of period	$213.72	$209.75	$158.93	$127.75	$110.45	$87.43
Total return[3]	3.93%	33.06%	28.10%	18.38%	26.33%	6.63%

Net assets, end of period (000s)	$62,151	$41,023	$3,000	$1,469	$853	$581

Ratios to average net assets:
Gross expenses	1.07%[4]	1.19%	1.34%	1.43%	1.39%[5]	1.43%[5]
Net expenses[6,7]	1.07 [4]	1.13 [8]	1.30 [8]	1.30 [8]	1.30 [5,8]	1.29 [5,8]
Net investment loss	(0.04) [4]	(0.25)	(0.06)	(0.16)	(0.28)	(0.46)

Portfolio turnover rate	1%	5%	2%	8%	2%	0%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact to the expense ratio was less than 0.01% as a result of interest expense.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Amount represents less than 1%.

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class R Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$206.40	$156.82	$126.29	$109.40	$86.75	$81.48

Income (loss) from operations:
Net investment loss	(0.34)	(0.96)	(0.25)	(0.39)	(0.48)	(0.52)
Net realized and unrealized gain	7.86	51.96	34.56	19.88	23.13	5.79
Total income from operations	7.52	51.00	34.31	19.49	22.65	5.27

Less distributions from:
Net realized gains	(4.00)	(1.42)	(3.78)	(2.60)	—	—
Total distributions	(4.00)	(1.42)	(3.78)	(2.60)	—	—

Net asset value, end of period	$209.92	$206.40	$156.82	$126.29	$109.40	$86.75
Total return[3]	3.77%	32.71%	27.91%	18.18%	26.11%	6.47%

Net assets, end of period (millions)	$97	$68	$28	$14	$12	$10

Ratios to average net assets:
Gross expenses	1.37%[4]	1.42%	1.44%	1.48%	1.48%[5]	1.47%[5]
Net expenses[6,7]	1.37 [4]	1.41 [8]	1.44	1.47 [8]	1.47 [5,8]	1.46 [5,8]
Net investment loss	(0.34) [4]	(0.51)	(0.18)	(0.34)	(0.43)	(0.58)

Portfolio turnover rate	1%	5%	2%	8%	2%	0%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact to the expense ratio was less than 0.01% as a result of interest expense.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Amount represents less than 1%.

See Notes to Financial Statements.

16	ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class I Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$226.22	$170.79	$136.44	$117.26	$92.40	$86.28

Income from operations:
Net investment income	0.25	0.13	0.56	0.36	0.24	0.01
Net realized and unrealized gain	8.68	56.72	37.57	21.42	24.62	6.11
Total income from operations	8.93	56.85	38.13	21.78	24.86	6.12

Less distributions from:
Net realized gains	(4.00)	(1.42)	(3.78)	(2.60)	—	—
Total distributions	(4.00)	(1.42)	(3.78)	(2.60)	—	—

Net asset value, end of period	$231.15	$226.22	$170.79	$136.44	$117.26	$92.40
Total return[3]	4.07%	33.46%	28.65%	18.92%	26.90%	7.09%

Net assets, end of period (millions)	$5,606	$4,159	$2,079	$1,279	$635	$487

Ratios to average net assets:
Gross expenses	0.80%[4]	0.83%	0.87%	0.85%	0.84%[5]	0.87%[5]
Net expenses[6,7]	0.80 [4]	0.83	0.87	0.85 [8]	0.84 [5]	0.87 [5]
Net investment income	0.23 [4]	0.07	0.36	0.29	0.20	0.01

Portfolio turnover rate	1%	5%	2%	8%	2%	0%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact to the expense ratio was less than 0.01% as a result of interest expense.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Amount represents less than 1%.

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class IS Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$227.91	$171.87	$137.09	$117.69	$92.64	$86.40

Income from operations:
Net investment income	0.35	0.36	0.72	0.47	0.36	0.13
Net realized and unrealized gain	8.76	57.10	37.84	21.53	24.69	6.11
Total income from operations	9.11	57.46	38.56	22.00	25.05	6.24

Less distributions from:
Net realized gains	(4.00)	(1.42)	(3.78)	(2.60)	—	—
Total distributions	(4.00)	(1.42)	(3.78)	(2.60)	—	—

Net asset value, end of period	$233.02	$227.91	$171.87	$137.09	$117.69	$92.64
Total return[3]	4.12%	33.61%	28.83%	19.04%	27.04%	7.22%

Net assets, end of period (millions)	$1,165	$1,004	$643	$523	$308	$228

Ratios to average net assets:
Gross expenses	0.70%[4]	0.72%	0.73%	0.74%	0.74%[5]	0.75%[5]
Net expenses[6,7]	0.70 [4]	0.72	0.73	0.74	0.74 [5]	0.75 [5]
Net investment income	0.31 [4]	0.18	0.47	0.37	0.30	0.14

Portfolio turnover rate	1%	5%	2%	8%	2%	0%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact to the expense ratio was less than 0.01% as a result of interest expense.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

18	ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20	ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common Stocks	$13,336,891,834	—	—	$13,336,891,834
Rights	6,115,446	—	—	6,115,446
Total long-term investments	$13,343,007,280	—	—	$13,343,007,280
Short-term investments†	1,537,852,043	—	—	1,537,852,043
Total investments	$14,880,859,323	—	—	$14,880,859,323

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

22	ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge and Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI, Class R and Class I shares did not exceed 1.30%, 1.55% and 1.00%, respectively. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to

ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended February 28, 2015, LMIS and its affiliates retained sales charges of $1,181,012 on sales of the Fund’s Class A shares. In addition, for the six months ended February 28, 2015, CDSCs paid to LMIS and its affiliates were:

	Class A	Class B	Class C
CDSCs	$33,871	$22,935	$93,604

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended February 28, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Investments
Purchases	$1,922,218,520
Sales	95,385,841

At February 28, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,657,615,176
Gross unrealized depreciation	(49,261,387)
Net unrealized appreciation	$7,608,353,789

4. Derivative instruments and hedging activities

During the six months ended February 28, 2015, the Fund did not invest in any derivative instruments.

24	ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report

5. Class specific expenses

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plan, the Fund pays distribution and/or service fees with respect to its Class A, Class B, Class C, Class FI and Class R shares calculated at the annual rate of up to 0.25%, 1.00%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended February 28, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$6,894,764	$4,488,418
Class B	1,212,761	646,499
Class C	7,258,187	807,897
Class FI	59,437	27,767
Class R	195,698	65,649
Class I	—	2,166,709
Class IS	—	4,080
Total	$15,620,847	$8,207,019

6. Distributions to shareholders by class

	Six Months Ended February 28, 2015	Year Ended August 31, 2014
Net Realized Gains:
Class A	$108,466,392	$34,111,829
Class B	5,698,644	3,481,987
Class C	33,996,229	9,463,806
Class FI	950,419	49,024
Class R	1,591,902	297,817
Class I	85,555,462	18,690,127
Class IS	19,152,609	5,896,576
Total	$255,411,657	$71,991,166

7. Shares of beneficial interest

At February 28, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2015		Year Ended August 31, 2014
	Shares	Amount	Shares	Amount
Class A
Shares sold	4,459,040	$904,750,901	6,938,175	$1,306,190,395
Shares issued on reinvestment	525,229	105,037,052	191,650	33,333,747
Shares repurchased	(2,791,242)	(566,197,608)	(4,348,012)	(817,996,756)
Net increase	2,193,027	$443,590,345	2,781,813	$521,527,386

Class B
Shares sold	3,185	$531,641	7,356	$1,115,061
Shares issued on reinvestment	34,588	5,633,453	24,005	3,450,404
Shares repurchased	(355,955)	(59,060,351)	(1,049,036)	(162,449,061)
Net decrease	(318,182)	$(52,895,257)	(1,017,675)	$(157,883,596)

Class C
Shares sold	1,891,466	$324,746,088	2,252,231	$360,226,923
Shares issued on reinvestment	185,206	31,168,548	60,466	8,945,282
Shares repurchased	(528,548)	(90,631,194)	(859,246)	(136,429,906)
Net increase	1,548,124	$265,283,442	1,453,451	$232,742,299

Class FI
Shares sold	149,325	$30,442,539	202,011	$38,553,297
Shares issued on reinvestment	4,678	937,983	280	48,889
Shares repurchased	(58,773)	(11,993,870)	(25,590)	(4,921,550)
Net increase	95,230	$19,386,652	176,701	$33,680,636

Class R
Shares sold	200,292	$40,107,446	212,500	$39,500,714
Shares issued on reinvestment	7,268	1,432,631	1,630	280,257
Shares repurchased	(74,494)	(14,931,416)	(65,909)	(12,226,048)
Net increase	133,066	$26,608,661	148,221	$27,554,923

Class I
Shares sold	8,024,995	$1,768,390,695	9,296,097	$1,901,873,225
Shares issued on reinvestment	365,712	79,271,705	95,213	17,865,696
Shares repurchased	(2,524,561)	(552,831,846)	(3,179,077)	(634,070,752)
Net increase	5,866,146	$1,294,830,554	6,212,233	$1,285,668,169

Class IS
Shares sold	986,899	$217,687,982	1,401,493	$277,818,980
Shares issued on reinvestment	87,667	19,152,608	31,217	5,896,576
Shares repurchased	(482,556)	(107,120,815)	(765,749)	(158,192,911)
Net increase	592,010	$129,719,775	666,961	$125,522,645

26	ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report

8. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the six months ended February 28, 2015:

	Affiliate Value at 8/31/14	Purchased		Sold		Dividend Income	Affiliate Value at 2/28/15	Realized Gain/Loss
Company		Cost	Shares	Cost	Shares
AMC Networks Inc. Class A Shares	—*	$57,936,751	922,322	—	—	—	$276,722,374	—
Core Laboratories NV	—*	186,739,993	1,475,000	—	—	$2,005,034	333,043,310	—
	—	$244,676,744		—	—	$2,005,034	$609,765,684	—

*	This security was not an affiliated company as of August 31, 2014.

ClearBridge Aggressive Growth Fund 2015 Semi-Annual Report	27

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and

28	ClearBridge Aggressive Growth Fund

other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and ClearBridge’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional multi-cap growth funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2014. The Fund performed better than the median performance of the funds in the Performance Universe for each period, and ranked in the first quintile of the Performance Universe for the one-, three- and five-year periods. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2014, which showed that the Fund’s performance was better than the Lipper category average during the third quarter and

ClearBridge Aggressive Growth Fund	29

Board approval of management and subadvisory agreements (unaudited) (cont’d)

year-to-date period. The Trustees noted that the Manager and ClearBridge were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board was satisfied with the Fund’s performance. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund.

The Board also reviewed information regarding the fees the Manager and ClearBridge charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall expense ratio with those of a group of 15 retail front-end load multi-cap growth funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load multi-cap growth funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was slightly higher than the median of management fees paid by the funds in the Expense Group and slightly higher than the average management fee paid by the funds in the Expense Universe, and that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group, but was lower than the average total expense ratio of the funds in the Expense Universe. The Trustees noted that the Fund’s total expense ratio was impacted by

30	ClearBridge Aggressive Growth Fund

transfer agent costs that were higher than the average transfer agent costs of the funds in the Expense Group and the Expense Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund’s assets grow. The Board noted that the Fund’s assets exceeded the specified asset level at which one or more breakpoints to its Contractual Management Fee are triggered. Accordingly, the Fund and its shareholders realized economies of scale because the total expense ratio of the Fund was lower than it would have been if no breakpoints were in place. The Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize other economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

ClearBridge Aggressive Growth Fund	31

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

32	ClearBridge Aggressive Growth Fund

ClearBridge

Aggressive Growth Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Kenneth D. Fuller

President

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

ClearBridge Aggressive Growth Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge Aggressive Growth Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Aggressive Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02208 4/15 SR15-2448

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 15, 2015